Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transaction, Due from (to) Related Party
Related parties transactions
	Years ended December 31,
	2019	2018	2017
Included in voyage expenses – related party
Charter hire commissions (a)	$1,631	$1,654	$1,830

Included in general and administrative expenses – related party
Executive services fee (d)	$603	$637	$605
Administrative services fee (e)	$120	$120	$120

Management fees-related party
Management fees (a)	$6,537	$6,347	$6,162

Related parties balances
	Year ended December 31,
	2019	2018
Assets:
Working capital advances granted to the Manager (a)	$—	$1,086
Security deposits to Manager (a)	$1,350	$1,350

Liabilities included in Due to related party:
Working capital due to Manager (a)	$1,198	$—
Executive service charges due to Manager (d)	$148	$154
Administrative service charges due to Manager (e)	$30	$30
Management fees due to Manager (a)	$701	$—
Other Partnership expenses due to Manager	$125	$122
Total liabilities due to related party, current	$2,202	$306